SCHEDULE OF INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Current – Federal		$ (36)
Current – State		10
Deferred – Federal
Deferred – State
Total tax expense		$ (26)